UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 12, 2025 to August 12, 2025

Commission File Number of issuing entity:  333-207074-01

Central Index Key Number of issuing entity:  0001675928

SG Commercial Mortgage Securities Trust 2016-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207074

Central Index Key Number of depositor:  0001641120

SG Commercial Mortgage Securities, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001632269

Benefit Street Partners CRE Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)
(Exact name of sponsor as specified in its charter)

Jim Barnard (212) 278-6263
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4006840
38-4006841
38-7145147
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
A-M			X
B			X
C			X
X-A			X
X-B			X
X-C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 12, 2025 a distribution was made to holders of the certificates issued by SG Commercial Mortgage Securities Trust 2016-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the SG Commercial Mortgage Securities Trust 2016-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 12, 2025

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
4	10.93%	7	$1,646,707.52

No assets securitized by SG Commercial Mortgage Securities, LLC (the "Depositor") and held by SG Commercial Mortgage Securities Trust 2016-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 12, 2025 to August 12, 2025 and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 13, 2025. The CIK number for the Depositor is 0001641120.

Société Générale  filed its most recent Form ABS-15G on February 13, 2025. The CIK number of Société Générale  is 0001238163.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G on August 7, 2025. The CIK number of Cantor Commercial Real Estate Lending, L.P. is 0001558761.

Natixis Real Estate Capital LLC filed its most recent Form ABS-15G on February 14, 2025. The CIK number of Natixis Real Estate Capital LLC is 0001542256.

Benefit Street Partners CRE Finance LLC filed its most recent Form ABS-15G on February 14, 2025. The CIK number of Benefit Street Partners CRE Finance LLC is 0001632269.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) filed its most recent Form ABS-15G on July 28, 2025. The CIK number of Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) is 0001624053.

Part II - OTHER INFORMATION

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for SG Commercial Mortgage Securities Trust 2016-C5, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	07/11/2025	$123.08
Current Distribution Date	08/12/2025	$123.08

*REO Account Beginning and Ending Balance
Prior Distribution Date	07/11/2025	$0.00
Current Distribution Date	08/12/2025	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for SG Commercial Mortgage Securities Trust 2016-C5, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	07/11/2025	$3,478.63
Current Distribution Date	08/12/2025	$3,594.21

Interest Reserve Account Balance
Prior Distribution Date	07/11/2025	$0.00
Current Distribution Date	08/12/2025	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	07/11/2025	$0.00
Current Distribution Date	08/12/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by SG Commercial Mortgage Securities Trust 2016-C5, relating to the August 12, 2025 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SG Commercial Mortgage Securities, LLC
(Depositor)

/s/ Kevin Kelley
Kevin Kelley, Director

Date: August 20, 2025